INVESTMENTS IN REAL ESTATE SECURITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	9 Months Ended			1 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	0 Months Ended		9 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Nov. 07, 2013 Non-Agency RMBS	Sep. 30, 2013 Non-Agency RMBS	Oct. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS	Jun. 27, 2013 Agency RMBS	Apr. 02, 2013 Agency RMBS	Sep. 30, 2013 Agency RMBS		Sep. 30, 2013 Non-Agency RMBS Under Clean-Up Option	Sep. 30, 2013 Fixed Rate Securities	Dec. 31, 2012 Fixed Rate Securities	Sep. 30, 2013 Floating Rate Securities	Dec. 31, 2012 Floating Rate Securities
Face amount of securities purchased				$ 194,300	$ 661,200	$ 391,700	$ 193,800	$ 22,700		$ 413,200
Purchase of Non-Agency RMBS	(202,484)				450,000
Purchase of Agency ARM RMBS	(292,980)			126,600		242,800	121,300	1,200		437,300
Agency RMBS contributed from Newcastle, face amount	1,000,000								1,000,000
Non-Agency RMBS contributed from Newcastle, face amount							258,000
Non-Agency RMBS contributed from Newcastle, fair value							164,100
Face amount of securities sold				52,500	153,500
Proceeds from sale of real estate securities	123,130			38,100	123,100
Gain on sale of real estate securities				6,600	11,300
Face amount of securities paid down												2,600
Carrying value of securities paid down												2,100
Interest Income recognized on securities paid down												600
RMBS principal receivable	10,700
Outstanding face amount	2,054,797	[1]			851,504					1,203,293	[2],[3]		16,400	1,100	2,000,000	432,400
Other-than-temporary impairment ("OTTI") on securities	3,756	[4]
Real estate securities with credit quality deterioration, face amount at period end			342,000
Real estate securities with credit quality deterioration, carrying value at period end	476,570		212,129
Real estate securities acquired during the period with credit quality deterioration, face amount	549,400		351,800
Real estate securities acquired during the period with credit quality deterioration, fair value	354,400		205,300
Real estate securities acquired during the period with credit quality deterioration, expected cash flows	$ 442,200		$ 285,900

[1]	(G) The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[2]	(E) Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	(F) Amortized cost basis and carrying value include principal receivable of $10.7 million.
[4]	(A) Represents our historical consolidated statement of income for the nine months ended September 30, 2013 and year ended December 31, 2012.